Property and equipment (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Property and equipment
Property and equipment	$ 872,685	$ 1,270,838
Leasehold improvements
Property and equipment
Property and equipment	672,511	749,750
Furniture, fittings and equipment
Property and equipment
Property and equipment	$ 200,174	$ 521,088